Note 8 - Earnings Per Share - Summary of Basic and Diluted Loss Per Common Share (Details) - USD ($)	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Net income	$ 3,790,077	$ 1,957,095
Dividend Series B Preferred shares	(138,269)	(159,562)
Preferred deemed dividend	(86,356)
Net income attributable to common shareholders	$ 3,565,452	$ 1,797,533
Weighted average common shares – outstanding, basic (in shares)	6,711,408	5,576,960
Basic earnings per share (in dollars per share)	$ 0.53	$ 0.32
Effect of dilutive securities:
Dilutive effect of non-vested shares (in shares)	37,985	0
Weighted average common shares – Outstanding, diluted (in shares)	6,749,393	5,576,960
Diluted earnings per share (in dollars per share)	$ 0.53	$ 0.32